Restructuring and Other Costs (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Momentive combination [Member]	Sep. 30, 2012 Workforce reductions [Member]	Sep. 30, 2012 Workforce reductions [Member]	Dec. 31, 2011 Workforce reductions [Member]	Sep. 30, 2012 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2011 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2012 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2011 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Restructuring and Other Costs (Textual) [Abstract]
Expected savings of in-process cost reduction programs					$ 26
Restructuring Cost Activities Period													12 months	18 months
Restructuring costs expected to be incurred	15										15
Restructuring and other costs	19	24	20	1		3	19				19
Accrued liability						17	17	8
Restructuring and related costs incurred Cost									$ 5	$ 6	$ 13	$ 17